Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Dividend ETF for Rising Rates	Nov. 29, 2023
Fidelity Dividend ETF for Rising Rates | Return Before Taxes
Average Annual Return:
Past 1 year	(9.45%)
Past 5 years	8.62%
Since Inception	10.67%	[1]
Fidelity Dividend ETF for Rising Rates | After Taxes on Distributions
Average Annual Return:
Past 1 year	(10.05%)
Past 5 years	7.83%
Since Inception	9.84%	[1]
Fidelity Dividend ETF for Rising Rates | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.19%)
Past 5 years	6.66%
Since Inception	8.38%	[1]
IXZ69
Average Annual Return:
Past 1 year	(9.14%)
Past 5 years	8.97%
Since Inception	11.04%	[1]
RS001
Average Annual Return:
Past 1 year	(19.13%)
Past 5 years	9.13%
Since Inception	11.33%	[1]

[1]	AFrom September 12, 2016.